DERIVATIVES (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 06, 2019	Sep. 15, 2016	Sep. 15, 2016	Oct. 31, 2023	Aug. 01, 2019	Feb. 01, 2016
Treasury Lock
Derivative Contracts [Abstract]
Derivative, Notional Amount					$ 250
Aggregate fair value , net liability position				$ 1
Senior Notes 2026 | Interest Rate Swap [Member] | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Derivative Contracts [Abstract]
Derivative, Notional Amount						$ 300
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred		$ (10)	$ (10)	(3)
Senior Notes 2029 | Treasury Lock | Cash Flow Hedges | Derivatives Designated as Hedging Instrument
Derivative Contracts [Abstract]
Derivative, Notional Amount					$ 250
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ (6)			$ (3)